                 INVESCO TOTAL RETURN FUND - INSTITUTIONAL CLASS

                         Supplement dated August 3, 2004
                    to the Prospectus dated November 25, 2003 as supplemented December 4, 2003, December 16, 2003, January 16, 2004,
   March 31, 2004, May 17, 2004, May 18, 2004, July 1, 2004 and July 16, 2003


Effective August 2, 2004, the following replaces in its entirety the information appearing on page 7 in the prospectus under the heading "PORTFOLIO MANAGERS":


         "The equity portion of the Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.

         The following individuals are primarily responsible for the day-to-day management of the Fund's fixed income portfolio holdings:

         KENNETH R. BOWLING, Portfolio Manager and Director, U.S. Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1993 and is a Chartered Financial Analyst.

         RICHARD J. KING, Senior Portfolio Manager and Head of Portfolio Management of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 2000 and is a Chartered Financial Analyst. Prior to joining INVESCO Institutional and/or its affiliates, Rich spent 10 years with Criterion Investment Management, where he served as Chairman of the Core Sector Group.

         STEPHEN M. JOHNSON, Portfolio Manager and Chief Investment Officer, Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1991 and is a Chartered Financial Analyst.


         More information on the Fund's portfolio managers may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

         INVESCO CORE EQUITY FUND - INVESTOR CLASS, CLASS A, B, C AND K INVESCO TOTAL RETURN FUND - INVESTOR CLASS, CLASS A, B, C AND K

                         Supplement dated August 3, 2004
                    to the Prospectus dated November 25, 2003 as supplemented December 4, 2003, December 16, 2003, January 16, 2004,
   March 31, 2004, May 17, 2004, May 18, 2004, July 1, 2004 and July 16, 2004


Effective August 2, 2004, the following replaces in its entirety the information appearing on page 10 in the prospectus under the heading "PORTFOLIO MANAGERS":


         "CORE EQUITY

         The Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.


         TOTAL RETURN

         The equity portion of the Fund is managed using a team approach. The investment team includes portfolio managers who concentrate on stock selection, investment personnel who concentrate on portfolio strategies, as well as research analysts.

         The following individuals are primarily responsible for the day-to-day management of the Fund's fixed income portfolio holdings:

         KENNETH R. BOWLING, Portfolio Manager and Director, U.S. Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1993 and is a Chartered Financial Analyst.

         RICHARD J. KING, Senior Portfolio Manager and Head of Portfolio Management of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 2000 and is a Chartered Financial Analyst. Prior to joining INVESCO Institutional and/or its affiliates, Rich spent 10 years with Criterion Investment Management, where he served as Chairman of the Core Sector Group.

         STEPHEN M. JOHNSON, Portfolio Manager and Chief Investment Officer, Fixed Income of INVESCO Institutional, is a Portfolio Manager of the Fund and has been responsible for the Fund since July 1, 2003. He has been affiliated with INVESCO Institutional and/or its affiliates since 1991 and is a Chartered Financial Analyst.


         More information on the Fund's portfolio managers may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."


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